Description of Business	9 Months Ended	12 Months Ended
	Mar. 26, 2016	Jun. 27, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

1.    Summary of Business Activities

Business Overview

Performance Food Group Company, through its subsidiaries, markets and distributes national and company-branded food and food-related products to customer locations across the United States. The Company serves both of the major customer types in the restaurant industry: (i) independent, or “Street” customers, and (ii) multi-unit, or “Chain” customers, which include regional and national family and casual dining restaurants chains, fast casual chains, and quick-service restaurants. The Company also serves schools, healthcare facilities, business and industry locations, and other institutional customers.

Reverse Stock Split

On August 28, 2015, the Company effected a 0.485 for one reverse stock split of its Class A and Class B common stock and a reclassification of its Class A common stock and its Class B common stock into a single class. The Company retained the par value of $0.01 per share for all shares of common stock. All references to numbers of common shares and per-share data in the accompanying financial statements have been adjusted to reflect the reverse stock split on a retroactive basis. Shareholders’ equity reflects the reverse stock split by reclassifying from Common stock to Additional paid-in capital an amount equal to the par value of the reduction in shares arising from the reverse stock split.

Initial Public Offering

On October 6, 2015, the Company completed a registered initial public offering (“IPO”) of 16,675,000 shares of common stock for a cash offering price of $19.00 per share ($17.955 per share net of underwriting discounts), including the exercise in full by underwriters of their option to purchase additional shares. The Company sold an aggregate of 12,777,325 shares of such common stock and certain selling stockholders sold 3,897,675 shares (including the shares sold pursuant to the underwriters’ option to purchase additional shares). The Company’s common stock is listed on the New York Stock Exchange under the ticker symbol “PFGC.”

The aggregate offering price of the amount of newly issued common stock sold was $242.8 million. In connection with the offering, the Company paid the underwriters a discount of $1.045 per share, for a total underwriting discount of $13.4 million. In addition, the Company incurred direct offering expenses consisting of legal, accounting, and printing costs of $5.8 million in connection with the IPO, of which $3.0 million was paid during the nine months ended March 26, 2016.

The Company used the net offering proceeds to it, after deducting the underwriting discount and its direct offering expenses, to repay $223.0 million aggregate principal amount of indebtedness under the Term Facility (see Note 5, Debt). The Company used the remainder of the net proceeds for general corporate purposes.

1.    Description of Business

Performance Food Group Company, through its subsidiaries (collectively, the “Company”), markets and distributes over 150,000 national and company-branded food and food-related products from 68 distribution centers to over 150,000 customer locations across the United States. The Company serves both of the major customer types in the restaurant industry: (i) independent, or “Street” customers, and (ii) multi-unit, or “Chain” customers, which include regional and national family and casual dining restaurants chains, fast casual chains, and quick-service restaurants. The Company also serves schools, healthcare facilities, business and industry locations, and other institutional customers. The Company is managed through three operating segments: Performance Foodservice, PFG Customized, and Vistar.

•	Performance Foodservice is a leading U.S. foodservice distributor with substantial scale along the Eastern Seaboard and in the Southeast. This segment distributes over 125,000 national and company-branded food and food-related products to over 85,000 customer locations including Street restaurants, Chain restaurants, and other institutional “food-away-from-home” locations.

•	PFG Customized is a leading national distributor, principally to the family and casual dining channel, and serves over 5,000 restaurant locations. Substantially all of its customers are national or large regional chains or are affiliated with them.

•	Vistar is a leading national distributor of approximately 20,000 candy, snack, beverage, and other products to approximately 60,000 customer locations in the vending, office coffee service, theater, retail, and other channels.

The Company is owned by affiliates of The Blackstone Group and other co-investors, including an affiliate of Wellspring Capital Management. The accompanying consolidated financial statements include Performance Food Group Company and its direct and indirect subsidiaries.

The Company’s fiscal year ends on the Saturday nearest to June 30th. This resulted in a 52-week year for fiscal 2015, 2014 and fiscal 2013. References to “fiscal 2015” are to the 52-week period ending June 27, 2015, references to “fiscal 2014” are to the 52-week period ended June 28, 2014, and references to “fiscal 2013” are to the 52-week period ended June 29, 2013.